Guarantor Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Financial Information
Guarantor Financial Information

Note 16—Guarantor Financial Information

The Notes are guaranteed by the Company, along with certain of our wholly owned subsidiaries. Such guaranties are full, unconditional and joint and several. Condensed consolidating financial information related to the Company, our guarantor subsidiaries and our non-guarantor subsidiaries as of and for the three months ended March 31, 2013 and 2012 are reflected below:

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	$—	$117,476	$129,301	$(3,965)	$242,812
Direct cost of revenue:
Customers	—	62,818	80,310		143,128
Intercompany	—	3,348	617	(3,965)	—
	—	66,166	80,927	(3,965)	143,128
Gross profit	—	51,310	48,374	—	99,684
Operating expenses	436	47,351	41,031	—	88,818
Non-operating expenses (income)	8,337	(2,451)	3,350	—	9,236
Equity in earnings of subsidiaries	(9,031)	—	—	9,031	—
Income (loss) before income taxes	258	6,410	3,993	(9,031)	1,630
Provision (benefit) for income taxes	6	807	565	—	1,378
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252

Condensed Consolidating Statement of Operations

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue	—	207,581	120,890	(112,932)	215,539
Direct cost of revenue:
Customers	—	55,789	68,327		124,116
Intercompany	—	102,477	10,455	(112,932)	—
	—	158,266	78,782	(112,932)	124,116
Gross profit	—	49,315	42,108	—	91,423
Operating expenses	673	42,988	40,042	—	83,703
Non-operating expenses (income)	7,539	(1,563)	1,339	—	7,315
Equity in earnings of subsidiaries	(7,557)	—	—	7,557	—
Income (loss) before income taxes	(655)	7,890	727	(7,557)	405
Provision (benefit) for income taxes	—	(1,596)	2,656	—	1,060
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$252	$5,603	$3,428	$(9,031)	$252
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	(1,296)	(851)	(445)	1,296	(1,296)
Change in cumulative translation adjustment	(943)	(2,397)	1,454	943	(943)
Comprehensive income (loss)	$(1,987)	$2,355	$4,437	$(6,792)	$(1,987)

Condensed Consolidating Statement of Comprehensive Income

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(655)	$9,486	$(1,929)	$(7,557)	$(655)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	2,662	1,430	1,232	(2,662)	2,662
Change in cumulative translation adjustment	2,131	1,879	252	(2,131)	2,131
Comprehensive income (loss)	$4,138	$12,795	$(445)	$(12,350)	$4,138

Condensed Consolidating Balance Sheet

As of March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$2,821	$11,980	$—	$14,807
Accounts receivable, net	—	147,343	33,345	—	180,688
Intercompany receivable	32,391	147,192	104,255	(283,838)	—
Other current assets	4,438	11,193	12,378	—	28,009
Total current assets	36,835	308,549	161,958	(283,838)	223,504
Equipment and fixtures, net and other assets	1,727	47,062	64,344	—	113,133
Investment in subsidiaries	456,967	134,288	17	(591,272)	—
Goodwill and intangible assets, net	—	167,370	153,295	—	320,665
Total assets	$495,529	$657,269	$379,614	$(875,110)	$657,302
Liabilities and Stockholders’ Equity
Current liabilities	$13,815	$42,551	$86,855	$—	$143,221
Intercompany payable	20,683	136,497	126,658	(283,838)	—
Long-term liabilities	252,720	31,136	21,914	—	305,770
Total shareholders’ equity (deficit)	208,311	447,085	144,187	(591,272)	208,311
Total liabilities and stockholders’ equity	$495,529	$657,269	$379,614	$(875,110)	$657,302

Condensed Consolidating Balance Sheet

As of December 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,406	(253,880)	—
Other current assets	3,587	14,878	10,543	—	29,008
Total current assets	35,984	296,015	134,553	(253,880)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089
Total assets	$488,414	$588,609	$305,861	$(778,856)	$604,028
Liabilities and Stockholders’ Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,449	(253,880)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders’ equity (deficit)	209,896	384,539	140,437	(524,976)	209,896
Total liabilities and stockholders’ equity	$488,414	$588,609	$305,861	$(778,856)	$604,028

Condensed Statements of Cash Flows

For the three months ended March 31, 2013

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(360)	$12,735	$6,799	$—	$19,174
Cash flows from investing activities:
Acquisition of business	—	—	(41,167)	—	(41,167)
Cash acquired from acquisition	—	—	4,951	—	4,951
Additions to equipment and fixtures	—	(4,402)	(1,881)	—	(6,283)
Net cash used in investing activities	—	(4,402)	(38,097)	—	(42,499)
Cash flows from financing activities:
Net repayments on line of credit	(9,137)	—	—	—	(9,137)
Net borrowings (repayments) on long term debt	30,600	2,030	(942)	—	31,688
Net repayments on capital leases	—	(2,252)	(786)	—	(3,038)
Net intercompany	(21,103)	(13,570)	34,673	—	—
Net cash provided by (used in) financing activities	360	(13,792)	32,945	—	19,513
Effect of exchange rates on cash and cash equivalents	—	(1,696)	1,580	—	(116)
Net increase (decrease) in cash and cash equivalents	—	(7,155)	3,227	—	(3,928)
Cash and cash equivalents, beginning of period	6	9,976	8,753	—	18,735
Cash and cash equivalents, end of period	$6	$2,821	$11,980	$—	$14,807

Condensed Statements of Cash Flows

For the three months ended March 31, 2012

(Unaudited)

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(840)	$12,276	$9,874	$—	$21,310
Cash flows from investing activities:
Additions to equipment and fixtures	—	(3,192)	(3,159)	—	(6,351)
Net cash used in investing activities	—	(3,192)	(3,159)	—	(6,351)
Cash flows from financing activities:
Net repayments on line of credit	(19,984)	—	—	—	(19,984)
Net repayments on long term debt	—	(63)	(24)	—	(87)
Net repayments on capital leases	—	(2,294)	(277)	—	(2,571)
Net intercompany	20,835	(17,202)	(3,633)	—	—
Tax payments for withholding on restricted stock	(11)	—	—	—	(11)
Net cash provided by (used in) financing activities	840	(19,559)	(3,934)	—	(22,653)
Effect of exchange rates on cash and cash equivalents	—	5,858	(4,329)	—	1,529
Net decrease in cash and cash equivalents	—	(4,617)	(1,548)	—	(6,165)
Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248
Cash and cash equivalents, end of period	$6	$6,526	$10,551	$—	$17,083

Note 19—Guarantor Financial Information

        The Notes are guaranteed by the Company, along with certain of our wholly owned subsidiaries. Such guaranties are full, unconditional and joint and several. Condensed consolidating financial information related to the Company, our guarantor subsidiaries and our non-guarantor subsidiaries as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010 are reflected below:

Condensed Consolidating Statement of Operations
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$759,902	$100,409	$—	$860,311
Intercompany	—	(329,157)	356,413	(27,256)	—

	—	430,745	456,822	(27,256)	860,311
Direct cost of revenue
Customers	—	226,802	275,248		502,050
Intercompany	—	24,725	2,531	(27,256)	—

	—	251,527	277,779	(27,256)	502,050
Gross profit	—	179,218	179,043	—	358,261
Operating expenses	3,938	172,006	158,594	—	334,538
Non-operating expenses	31,654	(8,390)	8,139	—	31,403
Equity in earnings of subsidiaries	(10,868)	—	—	10,868	—

Income (loss) before income taxes	(24,724)	15,602	12,310	(10,868)	(7,680)

Provision (benefit) for income taxes	(11,777)	11,251	5,793	—	5,267

Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$693,960	$152,947	$—	$846,907
Intercompany	—	95,849	326,522	(422,371)	—

	—	789,809	479,469	(422,371)	846,907
Direct cost of revenue
Customers	—	223,364	271,062		494,426
Intercompany	—	379,492	42,879	(422,371)	—

	—	602,856	313,941	(422,371)	494,426
Gross profit	—	186,953	165,528	—	352,481
Operating expenses	2,704	181,771	152,868	—	337,343
Non-operating expenses	28,906	(5,176)	8,952	—	32,682
Equity in earnings of subsidiaries	5,538	—	—	(5,538)	—

Income (loss) before income taxes	(37,148)	10,358	3,708	5,538	(17,544)

Provision (benefit) for income taxes	(13,511)	13,957	5,647	—	6,093

Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)

Condensed Consolidating Statement of Operations
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net revenue:
Customers	$—	$638,444	$161,729	$—	$800,173
Intercompany	—	(15,877)	292,521	(276,644)	—

	—	622,567	454,250	(276,644)	800,173
Direct cost of revenue
Customers	—	225,867	243,670		469,537
Intercompany	—	236,228	40,416	(276,644)	—

	—	462,095	284,086	(276,644)	469,537
Gross profit	—	160,472	170,164	—	330,636
Operating expenses	6,972	181,129	155,406	—	343,507
Non-operating expenses	25,959	(8,527)	12,780	—	30,212
Equity in earnings of subsidiaries	28,148	—	—	(28,148)	—

Income (loss) before income taxes	(61,079)	(12,130)	1,978	28,148	(43,083)

Provision (benefit) for income taxes	(7,604)	13,768	4,228	—	10,392

Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(12,947)	$4,351	$6,517	$(10,868)	$(12,947)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,689	1,620	4,069	(5,689)	5,689
Change in cumulative translation adjustment	98	348	(250)	(98)	98

Comprehensive income (loss)	$(7,160)	$6,319	$10,336	$(16,655)	$(7,160)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(23,637)	$(3,599)	$(1,939)	$5,538	$(23,637)
Other comprehensive income:
Change in unrealized loss on forward exchange contracts, net of tax	(7,764)	(3,515)	(4,249)	7,764	(7,764)
Change in cumulative translation adjustment	(3,561)	(1,320)	(2,241)	3,561	(3,561)

Comprehensive income (loss)	$(34,962)	$(8,434)	$(8,429)	$16,863	$(34,962)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net income (loss)	$(53,475)	$(25,898)	$(2,250)	$28,148	$(53,475)
Other comprehensive income:
Change in unrealized gain on forward exchange contracts, net of tax	5,445	2,129	3,316	(5,445)	5,445
Change in cumulative translation adjustment	(2,820)	(1,620)	(1,200)	2,820	(2,820)

Comprehensive income (loss)	$(50,850)	$(25,389)	$(134)	$25,523	$(50,850)

Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$9,976	$8,753	$—	$18,735
Accounts receivable, net	—	146,078	18,851	—	164,929
Intercompany receivable	32,391	125,083	96,405	(253,879)	—
Other current assets	3,587	14,878	10,543	—	29,008

Total current assets	35,984	296,015	134,552	(253,879)	212,672
Equipment and fixtures, net and other assets	2,254	48,018	61,995	—	112,267
Investment in subsidiaries	450,176	74,784	16	(524,976)	—
Goodwill and intangible assets, net	—	169,792	109,297	—	279,089

Total assets	$488,414	$588,609	$305,860	$(778,855)	$604,028

Liabilities and Stockholders' Equity
Current liabilities	$5,948	$43,510	$66,727	$—	$116,185
Intercompany payable	41,786	128,645	83,448	(253,879)	—
Long-term liabilities	230,784	31,915	15,248	—	277,947
Total shareholders' equity (deficit)	209,896	384,539	140,437	(524,976)	209,896

Total liabilities and stockholders' equity	$488,414	$588,609	$305,860	$(778,855)	$604,028

Condensed Consolidating Balance Sheet
As of December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Assets
Cash and cash equivalents	$6	$11,143	$12,099	$—	$23,248
Accounts receivable, net	—	141,579	24,384	—	165,963
Intercompany receivable	22,788	94,203	89,121	(206,112)	—
Other current assets	2,614	17,510	7,698	—	27,822

Total current assets	25,408	264,435	133,302	(206,112)	217,033
Equipment and fixtures, net and other assets	4,107	51,356	50,780	—	106,243
Investment in subsidiaries	431,363	74,284	17	(505,664)	—
Goodwill and intangible assets, net	—	181,750	111,670	—	293,420

Total assets	$460,878	$571,825	$295,769	$(711,776)	$616,696

Liabilities and Stockholders' Equity
Current liabilities	$6,025	$51,092	$63,477	$—	$120,594
Intercompany payable	2,397	111,763	91,952	(206,112)	—
Long-term liabilities	239,012	33,757	9,889	—	282,658
Total shareholders' equity (deficit)	213,444	375,213	130,451	(505,664)	213,444

Total liabilities and stockholders' equity	$460,878	$571,825	$295,769	$(711,776)	$616,696

Condensed Statements of Cash Flows
For the year ended December 31, 2012

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(17,545)	$31,139	$38,373	$—	$51,967
Cash flows from investing activities:
Investment in subsidiaries	—	16,940	(16,940)	—	—
Additions to equipment and fixtures	—	(15,750)	(32,951)	—	(48,701)

Net cash provided by (used in) investing activities	—	1,190	(49,891)	—	(48,701)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(10,075)	—	—	—	(10,075)
Net borrowings (repayments) on long term debt	—	1,823	11,752	—	13,575
Net borrowings (repayments) on capital leases	—	(8,939)	(2,721)	—	(11,660)
Net intercompany	27,631	(31,284)	3,653	—	—
Tax payments on withholding of restricted stock	(11)	—	—	—	(11)

Net cash provided by (used in) financing activities	17,545	(38,400)	12,684	—	(8,171)
Effect of exchange rates on cash and cash equivalents	—	4,904	(4,512)	—	392

Net increase (decrease) in cash and cash equivalents	—	(1,167)	(3,346)	—	(4,513)

Cash and cash equivalents, beginning of period	6	11,143	12,099	—	23,248

Cash and cash equivalents, end of period	$6	$9,976	$8,753	$—	$18,735

Condensed Statements of Cash Flows
For the year ended December 31, 2011

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(4,447)	$15,960	$38,602	$—	$50,115
Cash flows from investing activities:
Investment in subsidiaries	—	(62,809)	62,809	—	—
Additions to equipment and fixtures, net	—	(20,062)	(19,250)	—	(39,312)

Net cash provided by (used in) investing activities	—	(82,871)	43,559	—	(39,312)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	20,250	—	—	—	20,250
Net borrowings (repayments) on long term debt	—	233	836	—	1,069
Net borrowings (repayments) on capital leases	—	(7,486)	(3,199)	—	(10,685)
Net intercompany	(2,135)	76,952	(74,817)	—	—
Tax withholding on restricted stock	(23)	—	—	—	(23)
Repurchase of common stock	(13,645)	—	—	—	(13,645)

Net cash provided by (used in) financing activities	4,447	69,699	(77,180)	—	(3,034)
Effect of exchange rates on cash and cash equivalents	—	5,924	(8,934)	—	(3,010)

Net increase (decrease) in cash and cash equivalents	—	8,712	(3,953)	—	4,759

Cash and cash equivalents, beginning of period	6	2,431	16,052	—	18,489

Cash and cash equivalents, end of period	$6	$11,143	$12,099	$—	$23,248

Condensed Statements of Cash Flows
For the year ended December 31, 2010

	Parent	Guarantor subsidiaries	Non- Guarantor subsidiaries	Elimination	Total
Net cash provided by (used in) operating activities	$(22,321)	$10,653	$34,112	$—	$22,444
Cash flows from investing activities:
Investment in subsidiaries	(106,505)	105,038	1,467	—	—
Additions to equipment and fixtures, net	—	(15,081)	(7,823)	—	(22,904)

Net cash provided by (used in) investing activities	(106,505)	89,957	(6,356)	—	(22,904)

Cash flows from financing activities:
Net borrowings (repayments) on line of credit	9,004	—	—	—	9,004
Net borrowings (repayments) on long term debt	—	(90)	—	—	(90)
Net borrowings (repayments) on capital leases	—	(3,412)	(2,448)	—	(5,860)
Net intercompany	118,968	(100,003)	(18,965)	—	—
Proceeds from issuance of common stock related to pre-emptive rights and stock options	268	—	—	—	268
Tax withholding on restricted stock	(233)	—	—	—	(233)
Proceeds from exercise of warrants	2,307	—	—	—	2,307
Repurchase of warrants	(1,608)	—	—	—	(1,608)

Net cash provided by (used in) financing activities	128,706	(103,505)	(21,413)	—	3,788
Effect of exchange rates on cash and cash equivalents	—	2,131	(1,898)	—	233

Net increase (decrease) in cash and cash equivalents	(120)	(764)	4,445	—	3,561

Cash and cash equivalents, beginning of period	126	3,195	11,607	—	14,928

Cash and cash equivalents, end of period	$6	$2,431	$16,052	$—	$18,489